GEOGRAPHICAL INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loss before income tax	$ (85,579)	$ (71,216)
Net loss	(85,382)	(70,526)
UNITED STATES
Loss before income tax	(23,113)	(31,889)
Net loss	(23,112)	(31,890)
Foreign [Member]
Loss before income tax	(62,466)	(39,327)
Net loss	$ (62,270)	$ (38,636)